CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013	Dec. 31, 2015 CNY (¥) item
Credit risk | PRC
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 80,261,000	¥ 256,768,000		¥ 519,914,000
Credit risk | HK
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	7,890,000	142,773,000		51,108,000
Credit risk | Europe
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	188,000	0		1,218,000
Credit risk | United States of America
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 6,789,000	¥ 44,511,000		¥ 43,978,000
Supplier risk | Costs of bandwidth resources
CONCENTRATION OF RISK
Number of major PRC telecom carriers	2			2
Supplier risk | Costs of bandwidth resources | Two major PRC telecom carriers
CONCENTRATION OF RISK
Percentage of concentration risk	95.00%	97.00%	94.00%